STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan	12 Months Ended
	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	1,048,934	543,934
Options, granted | Option	1,845,000	650,000
Options, transferred | Option		30,000
Options, exercised | Option	(8,733)	(16,666)
Options, cancelled | Option	(143,641)	(158,334)
Options, balance at end of year | Option	2,741,560	1,048,934
Number of vested options | Option	245,793	125,397
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 29.06	$ 30.58
Weighted average exercise price, granted (in CAD per share)	32.71	27.85
Weighted average exercise price, transferred (in CAD per share)		32.66
Weighted average exercise price, exercised (in CAD per share)	29.42	26.52
Weighted average exercise price, cancelled (in CAD per share)	30.58	30.27
Weighted average exercise price, balance at end of year (in CAD per share)	31.43	29.06
Weighted average exercise price, vested options (in CAD per share)	$ 29.61	$ 28.48
Weighted average years to maturity	8 years 8 months 12 days
Bottom of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 26.52
Top of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 34.28